Tortoise Pipeline & Energy Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2021
Common Stock - 91.9%(1)	Shares	Fair Value
Crude Oil Pipelines - 29.5%(1)
Canada - 22.6%(1)
Gibson Energy Inc	50,815	864,885
Enbridge Inc.	197,300	6,670,713
Inter Pipeline Ltd.	93,257	1,312,457
Pembina Pipeline Corporation	130,637	3,321,871
United States - 6.9%(1)
Plains GP Holdings, L.P.	431,656	3,720,875
		15,890,801
Renewable Infrastructure - 10.0%(1)
United States - 10.0%(1)
Clearway Energy Inc.	22,000	604,120
NextEra Energy Partners, LP	29,030	2,108,739
Sempra Energy	23,017	2,669,512
		5,382,371
Natural Gas Gathering/Processing - 7.9%(1)
United States - 7.9%(1)
Equitrans Midstream Corporation	307,343	2,222,090
Hess Midstream Partners LP	78,784	1,652,100
Rattler Midstream LP	13	143
Targa Resources Corp.	11,747	363,335
		4,237,668
Natural Gas/Natural Gas Liquids Pipelines - 44.5%(1)
Canada - 11.5%(1)
Keyera Corp.	73,152	1,418,089
TC Energy Corporation	113,623	4,764,212
United States - 33.0%(1)
Kinder Morgan Inc.	389,508	5,725,768
ONEOK, Inc.	108,842	4,820,612
The Williams Companies, Inc.	317,849	7,259,671
		23,988,352

Total Common Stock (Cost $59,223,986)		49,499,192

Master Limited Partnerships - 35.5%(1)
Crude Oil Pipelines - 5.3%(1)
United States - 5.3%(1)
BP Midstream Partners LP	14,840	169,324
NuStar Energy L.P.	57,070	1,021,553
PBF Logistics LP	24,710	283,918
Shell Midstream Partners, L.P.	124,825	1,366,834
		2,841,629
Natural Gas/Natural Gas Liquids Pipelines - 13.3%(1)
United States - 13.3%(1)
DCP Midstream, LP	57,358	1,253,846
Energy Transfer LP	317,787	2,427,893
Enterprise Products Partners L.P.	163,236	3,480,192
		7,161,931
Natural Gas Gathering/Processing - 3.1%(1)
United States - 3.1%(1)
Noble Midstream Partners LP	24,065	336,910
Western Midstream Partners, LP	79,732	1,325,943
		1,662,853
Other - 0.2%(1)
United States - 0.2%(1)
Westlake Chemical Partners LP	4,940	116,139

Refined Product Pipelines - 13.6%(1)
United States - 13.6%(1)
Holly Energy Partners, L.P.	41,962	723,005
Magellan Midstream Partners, L.P.	56,630	2,359,772
MPLX LP	160,097	3,811,910
Phillips 66 Partners LP	16,282	434,404
		7,329,091

Total Master Limited Partnerships (Cost $21,660,114)		19,111,643

Preferred Stock - 1.2%(1)
Natural Gas/Natural Gas Liquids Pipelines - 1.2%(1)
United States - 1.2%(1)
Altus Midstream Company, 7.000%(2)(3)	554	670,654

Total Preferred Stock (Cost $553,926)		670,654

Special Purpose Acquisition Company - 8.3%(1)
Energy Technology - 8.3%(1)
United States - 8.3%(1)
Bluescape Opportunities Acquisition Corp.	29,721	318,609
Climate Change Crisis Real Impact Class A	21,018	325,359
Climate Real Impact Solutions II Acquisition Corp.	17,753	195,283
Decarbonization Plus Acquisition II	8,810	93,650
ECP Environmental Growth Opportunities Corp.	13,220	140,793
European Sustainable Growth Acquisition Corp.	19,172	203,032
Flame Acquisition Corp.	19,600	196,980
Hennessy Captial Investment Corp. V	27,048	293,741
Kensington Capital Acquisition Corp. II	4,471	48,957
Northern Genesis Acquisition Unit	13,157	143,806
Power & Digital Infrastructure Acquisition Corp.	15,426	167,372
Qell Acquisition Corp.	14,956	178,276
Queen's Gambit Growth Capital	17,843	188,244
Rice Acquisition Corp.	22,456	245,220
RMG Acquisition Corp III	11,012	115,626
Spartan Acquisition Corp III	13,220	138,546
Spring Valley Acquisition Equity	35,500	376,300
Star Peak Corp II	12,280	138,764
Star Peak Energy Transition	9,816	335,511
Sustainable Development Acquisition I Corp	22,024	231,252
Switchback II Corp	12,836	146,330
Warrior Technologies Acquisition Co.	26,634	266,606

Total Special Purpose Acquisition Company (Cost $535,555)		4,488,257

Warrants - 0.3%(1)
Energy Technology - 0.3%(1)
Bluescape Opportunities Acquisition Corp. Warrant	14,861	31,951
Climate Change Crisis Real Impact Warrant	14,895	54,367
Qell Acquisition Corp. Warrant	6,648	19,944
Spring Valley Acquisition Equity Warrant	17,750	37,630
Rice Acquisition Corp. Warrant	14,971	33,984

Total Warrants (Cost $122,619)		177,876

Short-Term Investment - 2.4%(1)
United States Investment Company - 2.4%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.01%(4) (Cost $1,286,716)	1,286,716	1,286,716

Total Investments - 139.6%(1) (Cost $86,740,465)		75,234,338
Other Assets and Liabilities - (1.5)%(1)		(786,087)
Senior Notes - (26.8)%(1)		(14,457,143)
Mandatory Redeemable Preferred Stock at Liquidation Value - (11.3)%(1)		(6,100,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$53,891,108

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have a total fair value of $670,654, which represents 1.2% of net assets.
(3)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Notes the financial statements.

(4)	Rate indicated is the current yield as of February 28, 2021.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of February 28, 2021.  These assets and liabilities are measured on a recurring basis.

TTP:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock(a)	$49,499,192	$-	$-	$49,499,192
Master Limited Partnerships(a)	19,111,643	-	-	19,111,643
Warrants(a)	177,876	-	-	177,876
Preferred Stock(a)	-	-	670,654	670,654
Special Purpose Acquisition Companies(a)	4,488,257	-	-	4,488,257
Short-Term Investment(b)	1,286,716	-	-	1,286,716
Total Assets	$74,563,684	$-	$670,654	$75,234,338

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended  February 28, 2021:

Preferred Stock	TTP
Balance – beginning of period	$2,767,663
Purchases	-
Return of capital	-
Sales	(2,108,000)
Total realized gain/loss	325,603
Change in unrealized gain/loss	(314,612)
Balance – end of period	$670,654